Equity (Tables)	12 Months Ended
Dec. 31, 2021
Shareholders' equity [abstract]
Schedule of dividends paid

Full Year	Approved by	Description	Dividend	Payout date	How paid	Total
			per share			(in millions
			(in euro)			of euros)
2021	Board of Directors Meeting on July 28, 2021	2021 interim dividend	0.30	December 15, 2021	Cash	797
	Shareholders' Meeting on May 18, 2021	Balance for 2020	0.50	June 17, 2021	Cash	1,330
Total dividends paid in 2021						2,127
2020	Board of Directors Meeting on October 28, 2020	2020 interim dividend	0.40	December 9, 2020	Cash	1,064
	Shareholders' Meeting on May 19, 2020	Balance for 2019	0.20	June 4, 2020	Cash	532
Total dividends paid in 2020						1,595
2019	Board of Directors Meeting on July 24, 2019	2019 interim dividend	0.30	December 4, 2019	Cash	796
	Shareholders' Meeting on May 21, 2019	Balance for 2018	0.40	June 6, 2019	Cash	1,061
Total dividends paid in 2019						1,857
2018	Board of Directors Meeting on July 25, 2018	2018 interim dividend	0.30	December 6, 2018	Cash	796
	Shareholders' Meeting on May 4, 2018	Balance for 2017	0.40	June 7, 2018	Cash	1,064
Total dividends paid in 2018						1,860

Schedule of issues and purchases of subordinated notes

Initial issue date	Initial	Initial	Initial	Rate	December	Issue	December	Issue	December	Residual
	nominal	nominal	currency		31, 2019	Redemp-	31, 2020	Redemp-	31, 2021	nominal
	value	value			(in millions	tion	(in millions	tion	(in millions	value
	(in millions	(in millions			of euros)		of euros)		of euros)	(in millions
	of currency)	of euros)								of currency)
2/7/2014	1,000	1,000	EUR	4.25%	—	—	—	—	—	—
2/7/2014	1,000	1,000	EUR	5.25%	1,000	—	1,000	—	1,000	1,000
2/7/2014	650	782	GBP	5.88%	782	(268)	514	(514)	—	—
10/1/2014	1,000	1,000	EUR	4.00%	500	(382)	118	(118)	—	—
10/1/2014	1,250	1,250	EUR	5.00%	1,250	—	1,250	—	1,250	1,250
10/1/2014	600	771	GBP	5.75%	771	(50)	721	(174)	547	426
4/15/2019	1,000	1,000	EUR	2.38%	1,000	—	1,000	—	1,000	1,000
9/19/2019	500	500	EUR	1.75%	500	—	500	—	500	500
10/15/2020	700	700	EUR	1.75%	—	700	700	—	700	700
5/11/2021	500	500	EUR	1.38%	—	—	—	500	500	500
Issues and purchases of subordinated notes					5,803	—	5,803	(306)	5,497

Schedule of remuneration of subordinated notes

					2021		2020		2019
	Initial nominal value	Initial nominal value	Initial
Initial issue date	(in millions of currency)	(in millions of euros)	currency	Rate	(in millions of currency)	(in millions of euros)	(in millions of currency)	(in millions of euros)	(in millions of currency)	(in millions of euros)
2/7/2014	1,000	1,000	EUR	4.25%	—	—	(21)	(21)	(46)	(46)
2/7/2014	1,000	1,000	EUR	5.25%	(53)	(53)	(53)	(53)	(52)	(52)
2/7/2014	650	782	GBP	5.88%	(32)	(36)	(47)	(55)	(38)	(44)
10/1/2014	1,000	1,000	EUR	4.00%	(3)	(3)	(21)	(21)	(31)	(31)
10/1/2014	1,250	1,250	EUR	5.00%	(63)	(63)	(63)	(63)	(63)	(63)
10/1/2014	600	771	GBP	5.75%	(33)	(38)	(36)	(39)	(35)	(39)
4/15/2019	1,000	1,000	EUR	2.38%	(24)	(24)	(24)	(24)	—	—
9/19/2019	500	500	EUR	1.75%	(9)	(9)	(4)	(4)	—	—
10/15/2020	700	700	EUR	1.75%	(12)	(12)	—	—	—	—
5/11/2021	500	500	EUR	1.375%	—	—	—	—	—	—
Subordinated notes remuneration paid						(238)		(279)		(276)
Coupons on subordinated notes reclassified as short-term borrowings at the end of 2019 and paid in 2020						—		21		(21)
Subordinated notes remuneration classified in equity						(238)		(258)		(297)

Schedule of translation adjustment

(in millions of euros)	2021	2020	2019
Gain (loss) recognized in other comprehensive income during the period	196	(414)	90
Reclassification to net income for the period	4	—	(12)
Total translation adjustments	200	(414)	78

(in millions of euros)	December 31, 2021	December 31, 2020	December 31, 2019
Polish zloty	645	668	807
Egyptian pound	(444)	(503)	(455)
Slovak koruna	220	220	220
Leone	(150)	(143)	(120)
Other	(155)	(327)	(123)
Total translation adjustments	116	(85)	329
o/w share attributable to the owners of the parent company	(96)	(256)	78
o/w share attributable to non-controlling interests	211	171	251

Schedule of non-controlling interests

(in millions of euros)	2021	2020	2019
Credit part of net income attributable to non-controlling interests (a)	577	297	290
o/w sub-group Sonatel	243	197	191
o/w group Orange Polska	222	—	11
o/w sub-group Orange Côte d'Ivoire	53	43	36
o/w Médi Telecom	19	10	14
o/w Jordan Telecom	16	11	12
o/w group Orange Belgium	12	26	16
Debit part of net income attributable to non-controlling interests (b)	(33)	(63)	(71)
o/ w Orange Bank	(22)	(51)	(65)
o/ w group Orange Polska	—	(3)	—
Total part of net income attributable to non-controlling interests (a) + (b)	545	233	218
Credit part of comprehensive income attributable to non-controlling interests (a)	612	256	299
o/w sub-group Sonatel	263	176	181
o/w group Orange Polska	215	—	12
o/w sub-group Orange Côte d'Ivoire	55	39	36
o/w Jordan Telecom	27	—	15
o/w Médi Telecom	23	—	—
o/w group Orange Belgium	13	25	16
Debit part of comprehensive income attributable to non-controlling interests (b)	(31)	(98)	(69)
o/ w Orange Bank	(22)	(50)	(62)
o/w group Orange Polska	—	(35)	—
o/ w Jordan Telecom	—	(3)	—
Total part of comprehensive income attributable to non-controlling interests (a) + (b)	580	158	230

(in millions of euros)	2021	2020	2019
Dividends paid to minority shareholders	218	225	248
o/w sub-group Sonatel	166	165	192
o/w sub-group Orange Côte d'Ivoire	29	9	4
o/w Jordan Telecom	11	9	13
o/w group Orange Belgium	7	14	14
o/w Médi Telecom	—	24	22

(in millions of euros)	December 31,	December 31,	December 31,
	2021	2020	2019
Credit part of equity attributable to non-controlling interests (a)	3,030	2,653	2,700
o/w group Orange Polska	1,170	953	986
o/w sub-group Sonatel	826	755	736
o/w sub-group Orange Côte d'Ivoire	257	230	200
o/w Telekom Romania Communications	267	—	—
o/w Jordan Telecom	171	154	166
o/w Médi Telecom	148	127	148
o/w group Orange Belgium	138	285	275
Debit part of equity attributable to non-controlling interests (b)	(10)	(10)	(13)
Total equity attributable to non-controlling interests (a) + (b)	3,020	2,643	2,687

The main movements at December 31, 2021 on non-controlling interests are related to the buyback of Orange Belgium minority interests mainly under the Public Tender Offer launched in April 2021, as well as the buyback of the remaining minority interests in Orange Bank and the acquisition of 54% of Telekom Romania Communications by Orange Romania in September 2021 (see Note 3.2).

Schedule of earnings per share

(in millions of euros)	2021	2020	2019
Net income - basic	233	4,822	3,004
Effect of subordinated notes	(225)	(255)	(268)
Net income attributable to the owners of the parent company - basic (adjusted)	8	4,567	2,736
Impact of dilutive instruments:
TDIRA	—	9	12
Net income attributable to the owners of the parent company - diluted	8	4,577	2,747

Number of shares

The weighted average number of shares used for calculating the basic and diluted earnings per share is presented below:

(number of shares)	2021	2020	2019
Weighted average number of ordinary shares outstanding	2,656,981,542	2,656,122,534	2,652,532,564
Impact of dilutive instruments on number of ordinary shares:
TDIRA	—	26,945,386	33,780,544
Free share award plan (LTIP)	776,743	720,936	1,662,103
Weighted average number of shares outstanding - diluted	2,657,758,285	2,683,788,856	2,687,975,211

The average market price of the Orange share in 2021 was higher than the fair value adopted under the LTIP 2019-2021, 2020-2022 and 2021-2023 free share award plans (see Note 6.3). The number of shares corresponding to this difference is dilutive at December 31, 2021.

The average market price of the Orange share in 2020 and 2019 was higher than the fair value adopted under the Orange Vision 2020, LTIP 2018-2020, 2019-2021 and 2020-2022 free share award plans (see Note 6.3). The number of shares corresponding to this difference was dilutive at December 31, 2020 and December 31, 2019.

The TDIRAs were not included in the calculation of diluted net earnings per share at December 31, 2021 since they are anti-dilutive, in contrast to December 31, 2020 and December 31, 2019 when they were dilutive.

Earnings per share

(in euros)	2021	2020	2019
Earnings per share - basic	0.00	1.72	1.03
Earnings per share - diluted	0.00	1.71	1.02

Schedule of payments received by note holders

					2021		2020		2019
	Initial nominal value	Initial nominal value	Initial
Initial issue date	(in millions of currency)	(in millions of euros)	currency	Rate	(in millions of currency)	(in millions of euros)	(in millions of currency)	(in millions of euros)	(in millions of currency)	(in millions of euros)
2/7/2014	1,000	1,000	EUR	4.25%	—	—	(21)	(21)	(46)	(46)
2/7/2014	1,000	1,000	EUR	5.25%	(53)	(53)	(53)	(53)	(52)	(52)
2/7/2014	650	782	GBP	5.88%	(32)	(36)	(47)	(55)	(38)	(44)
10/1/2014	1,000	1,000	EUR	4.00%	(3)	(3)	(21)	(21)	(31)	(31)
10/1/2014	1,250	1,250	EUR	5.00%	(63)	(63)	(63)	(63)	(63)	(63)
10/1/2014	600	771	GBP	5.75%	(33)	(38)	(36)	(39)	(35)	(39)
4/15/2019	1,000	1,000	EUR	2.38%	(24)	(24)	(24)	(24)	—	—
9/19/2019	500	500	EUR	1.75%	(9)	(9)	(4)	(4)	—	—
10/15/2020	700	700	EUR	1.75%	(12)	(12)	—	—	—	—
5/11/2021	500	500	EUR	1.375%	—	—	—	—	—	—
Subordinated notes remuneration paid						(238)		(279)		(276)
Coupons on subordinated notes reclassified as short-term borrowings at the end of 2019 and paid in 2020						—		21		(21)
Subordinated notes remuneration classified in equity						(238)		(258)		(297)